Segment Disclosures (Tables)	3 Months Ended
Mar. 31, 2016
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Schedule of segment reporting information, by segment
SEGMENT INFORMATION RELATED TO CONTINUING OPERATIONS (in millions)

	Three Months Ended March 31,
	2016	2015
Revenues
Gathering:
Affiliate	$22	$26
Third-party	69	51
Total Gathering	91	77
Processing
Affiliate	26	20
Third-party	45	47
Total Processing	71	67
Terminalling and Transportation:
Affiliate	121	102
Third-party	17	17
Total Terminalling and Transportation	138	119
Total Segment Revenues	$300	$263
Segment Operating Income
Gathering	$40	$34
Processing	29	24
Terminalling and Transportation	68	57
Total Segment Operating Income	137	115
Unallocated general and administrative expenses	(12)	(12)
Interest and financing costs, net	(44)	(37)
Equity in earnings of unconsolidated affiliates	4	3
Other income, net	6	—
Net Earnings	$91	$69

Capital Expenditures
Gathering	$25	$51
Processing	5	1
Terminalling and Transportation	11	15
Total Capital Expenditures	$41	$67